OTHER ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS

6. OTHER ASSETS

Other assets consisted of the following:

	March 31	December 31,
	2025	2024

Security deposits	$175,794	$182,531
Tenant improvement receivable	72,000	300,270
Loan to Won Zo Whittier	100,300	100,300
Others	563,677	452,889

Total other assets	$911,771	$1,035,990

6. OTHER ASSETS

Other assets consisted of the following:

	December 31	December 31,
	2024	2023

Escrow deposit to acquire assets from Las Vegas restaurants	$-	$729,352
Security deposits	182,531	209,844
Tenant improvement receivable	300,270	370,335
Loan to Won Zo Whittier	100,300	100,300
Others	452,889	521,526

Total other assets	$1,035,990	$1,931,357